Consolidated Statements Of Earnings - USD ($) shares in Millions, $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Sales	$ 6,933.5	$ 6,764.0	$ 6,285.6
Costs and expenses:
Food and beverage	2,039.7	2,085.1	1,892.2
Restaurant labor	2,189.2	2,135.6	2,017.6
Restaurant expenses	1,163.5	1,120.8	1,080.7
Marketing expenses	238.0	243.3	252.3
General and administrative expenses	384.9	430.2	413.1
Depreciation and amortization	290.2	319.3	304.4
Impairments and disposal of assets, net	5.8	62.1	16.4
Total operating costs and expenses	6,311.3	6,396.4	5,976.7
Operating income	622.2	367.6	308.9
Interest, net	172.5	192.3	134.3
Earnings before income taxes	449.7	175.3	174.6
Income tax expense (benefit)	90.0	(21.1)	(8.6)
Earnings from continuing operations	359.7	196.4	183.2
Earnings from discontinued operations, net of tax expense of $3.4, $344.8 and $32.3, respectively	15.3	513.1	103.0
Net earnings	$ 375.0	$ 709.5	$ 286.2
Basic net earnings per share:
Earnings from continuing operations, basic (in dollars per share)	$ 2.82	$ 1.54	$ 1.40
Earnings from discontinued operations, basic (in dollars per share)	0.12	4.02	0.78
Net (loss) earnings, basic (in dollars per share)	2.94	5.56	2.18
Diluted net earnings per share:
Earnings from continuing operations, diluted (in dollars per share)	2.78	1.51	1.38
Earnings from discontinued operations, diluted (in dollars per share)	0.12	3.96	0.77
Net (loss) earnings, diluted (in dollars per share)	$ 2.90	$ 5.47	$ 2.15
Average number of common shares outstanding:
Basic (shares)	127.4	127.7	131.0
Diluted (shares)	129.3	129.7	133.2
Dividends declared per common share (in dollars per share)	$ 2.1	$ 2.2	$ 2.2